Expected credit loss measurement - ECL scenario weights (Narrative) (Detail 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Price Inflation
Disclosure Of Provision Matrix [Table]
Assigned weights	0.00%	5.00%
Baseline ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	60.00%	55.00%
Mild global interest rate steepening
Disclosure Of Provision Matrix [Table]
Assigned weights	0.00%	10.00%
Stagflationary Geopolitical Crisis
Disclosure Of Provision Matrix [Table]
Assigned weights	25.00%	0.00%
Global crisis
Disclosure Of Provision Matrix [Table]
Assigned weights	15.00%	30.00%
UBS AG | Asset Price Inflation
Disclosure Of Provision Matrix [Table]
Assigned weights	0.00%	5.00%
UBS AG | Baseline ECL scenario
Disclosure Of Provision Matrix [Table]
Assigned weights	60.00%	55.00%
UBS AG | Mild global interest rate steepening
Disclosure Of Provision Matrix [Table]
Assigned weights	0.00%	10.00%
UBS AG | Stagflationary Geopolitical Crisis
Disclosure Of Provision Matrix [Table]
Assigned weights	25.00%	0.00%
UBS AG | Global crisis
Disclosure Of Provision Matrix [Table]
Assigned weights	15.00%	30.00%